RESTRICTED STOCK UNITS, STOCK OPTIONS, AND STOCK APPRECIATION RIGHTS Additional Information (Details) (USD $)	3 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2014 Common Stock	Apr. 23, 2014 Common Stock Subsequent Event	Apr. 30, 2013 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2014 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Amended And Restated 2007 Equity Incentive Stock Plan [Member]	Apr. 30, 2013 Vesting Ratably Over Vesting Period [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2013 Performance Based [Member] Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units, Granted			54,730	0	103,730		27,366	27,364
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights							P3Y	three
Non Employee Directors Annual Equity Awards Amount						$ 7,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant						49,050
Conversion of convertible notes and securities, shares	264,641	53,486